Columbia Emerging Markets Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Emerging Markets Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Argentina 1.0%
Despegar.com Corp.(a)	183,431	3,281,581
Grupo Financiero Galicia SA, ADR(a)	76,294	4,306,033
Total		7,587,614
Brazil 6.6%
Banco BTG Pactual SA	699,919	3,492,150
Embraer SA, ADR(a)	102,231	3,908,291
Equatorial Energia SA	498,607	2,514,249
Itaú Unibanco Holding SA, ADR	797,073	4,272,311
MercadoLibre, Inc.(a)	8,552	16,977,174
NU Holdings Ltd., Class A(a)	728,839	9,132,353
Petroleo Brasileiro SA, ADR	246,631	3,521,891
Raia Drogasil SA	733,364	2,913,077
WEG SA	619,603	5,537,171
Total		52,268,667
China 26.8%
BYD Co., Ltd., Class H	507,500	16,739,879
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
Contemporary Amperex Technology Co., Ltd., Class A	106,240	3,872,035
DiDi Global, Inc., ADR(a)	774,903	3,657,542
Eastroc Beverage Group Co., Ltd., Class A	464,471	13,808,049
Foxconn Industrial Internet Co., Ltd., Class A	1,306,600	4,061,715
Full Truck Alliance Co., Ltd., ADR	637,444	6,380,814
Fuyao Glass Industry Group Co., Ltd., Class A	741,986	5,747,560
Kanzhun Ltd., ADR	345,660	4,666,410
KE Holdings, Inc., ADR	156,995	2,959,356
Medlive Technology Co., Ltd.	2,685,573	3,382,855
Meituan, Class B(a)	1,147,600	24,206,649
New Horizon Health Ltd.(a),(b),(c)	1,356,000	1,232,252
New Oriental Education & Technology Group, Inc.	362,100	2,132,491
PDD Holdings, Inc., ADR(a)	99,739	9,630,798
PetroChina Co., Ltd., Class H	5,494,000	3,911,736
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	228,047	8,275,864
Sieyuan Electric Co., Ltd., Class A	448,200	4,826,498
Tencent Holdings Ltd.	919,200	47,470,487
Trip.com Group Ltd., ADR(a)	377,721	24,419,663
Common Stocks (continued)
Issuer	Shares	Value ($)
Xiaomi Corp.(a)	3,336,000	12,006,528
Yutong Bus Co., Ltd.	768,200	2,328,506
Zijin Mining Group Co., Ltd., Class H	2,706,000	5,245,019
Total		210,962,707
Greece 3.5%
Eurobank Ergasias Services and Holdings SA	3,416,626	7,245,453
JUMBO SA	248,673	6,494,649
National Bank of Greece SA	1,911,710	13,495,622
Total		27,235,724
Hong Kong 2.0%
AIA Group Ltd.	826,000	6,219,450
Techtronic Industries Co., Ltd.	649,764	9,248,170
Total		15,467,620
India 18.5%
360 ONE WAM Ltd.	821,373	10,873,611
APL Apollo Tubes Ltd.	260,952	4,695,672
Astral Ltd.	182,842	3,877,853
Bajaj Finance Ltd.	96,951	7,564,033
Bharti Airtel Ltd.	659,135	12,727,780
Cholamandalam Investment and Finance Co., Ltd.	344,065	5,036,550
Eicher Motors Ltd.	36,668	2,099,570
GAIL India Ltd.	2,647,460	6,276,105
HDFC Bank Ltd., ADR	68,426	4,568,120
ICICI Bank Ltd., ADR	618,876	18,906,662
Macrotech Developers Ltd.	220,582	3,279,327
MakeMyTrip, Ltd.(a)	46,962	5,388,420
Max Healthcare Institute Ltd.	422,932	4,914,777
NTPC Ltd.	1,299,742	5,612,361
PB Fintech Ltd.(a)	149,851	3,374,358
Persistent Systems Ltd.	71,644	5,020,917
Phoenix Mills Ltd. (The)	598,550	11,765,888
Polycab India Ltd.	94,879	8,215,022
REC Ltd.	1,268,055	8,014,305
Varun Beverages Ltd.	1,141,421	8,391,502
Zomato Ltd.(a)	1,433,124	4,769,282
Total		145,372,115

Columbia Emerging Markets Fund  | 2024

Portfolio of Investments  (continued)
Columbia Emerging Markets Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 1.9%
PT Bank Central Asia Tbk	17,594,100	11,103,881
PT Sumber Alfaria Trijaya Tbk	20,735,500	3,729,642
Total		14,833,523
Kazakhstan 0.4%
Kaspi.KZ JSC, ADR	30,316	3,225,622
Malaysia 1.4%
CIMB Group Holdings Bhd	2,799,600	5,195,722
Tenaga Nasional Bhd	1,798,800	5,528,806
Total		10,724,528
Mexico 3.0%
Arca Continental SAB de CV	572,373	4,864,994
BBB Foods, Inc., Class A(a)	148,946	4,203,256
Gruma SAB de CV, Class B	279,789	4,791,675
Grupo Financiero Banorte SAB de CV, Class O	907,313	6,087,057
Qualitas Controladora SAB de CV	479,505	3,631,643
Total		23,578,625
Philippines 1.0%
BDO Unibank, Inc.	3,012,990	7,948,680
Poland 0.5%
Dino Polska SA(a)	39,808	3,783,209
Russian Federation —%
Detsky Mir PJSC(a),(b),(c),(d)	5,893,953	0
South Africa 2.2%
Capitec Bank Holdings Ltd.	37,205	6,752,559
Clicks Group Ltd.	470,926	10,269,997
Total		17,022,556
South Korea 7.0%
Coupang, Inc., Class A(a)	294,369	7,465,198
HD Hyundai Electric Co., Ltd.	46,532	11,823,092
Samsung Biologics Co., Ltd.(a)	10,082	7,078,312
Samsung Electronics Co., Ltd.	164,108	6,453,256
SK Hynix, Inc.	189,769	22,156,160
Total		54,976,018
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 20.2%
Accton Technology Corp.	486,995	9,943,872
Alchip Technologies Ltd.	68,000	4,672,364
Asia Vital Components Co., Ltd.	297,000	5,964,080
ASPEED Technology, Inc.	75,000	9,560,566
Chroma ATE, Inc.	242,000	3,101,408
eMemory Technology, Inc.	83,000	7,553,382
Hon Hai Precision Industry Co., Ltd.	2,285,000	13,914,940
MediaTek, Inc.	343,000	13,467,632
Taiwan Semiconductor Manufacturing Co., Ltd.	2,902,048	90,429,433
Total		158,607,677
United Arab Emirates 0.9%
Aldar Properties PJSC	1,531,433	3,142,813
Emaar Properties PJSC	1,650,511	4,293,787
Total		7,436,600
United States 1.3%
Freeport-McMoRan, Inc.	64,075	2,832,115
Globant SA(a)	33,724	7,680,978
Total		10,513,093
Vietnam 1.1%
FPT Corp.	988,300	5,636,885
Vietnam TechnologicaL & Commercial Joint Stock Bank	3,767,300	3,511,908
Total		9,148,793
Total Common Stocks (Cost $516,144,704)		780,693,371

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(e),(f)	8,008,390	8,006,788
Total Money Market Funds (Cost $8,005,989)		8,006,788
Total Investments in Securities (Cost $524,150,693)		788,700,159
Other Assets & Liabilities, Net		(2,579,587)
Net Assets		$786,120,572
Columbia Emerging Markets Fund  | 2024

Portfolio of Investments  (continued)
Columbia Emerging Markets Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $1,232,253, which represents 0.16% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-12/13/2021	5,893,953	8,677,339	—

(e)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	8,385,787	43,452,224	(43,831,183)	(40)	8,006,788	528	43,776	8,008,390
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Emerging Markets Fund  | 2024

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